Provisions and Other Liabilities	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions and Other Liabilities	. Provisions and Other Liabilities

(CAD$ in millions)	December 31, 2021	December 31, 2020
Decommissioning and restoration provisions and other provisions (a)	$3,813	$3,484
Obligation to Neptune Bulk Terminals (b)	170	111
Derivative liabilities (net of current portion of $9 (2020 – $6))	51	26
ENAMI preferential dividend liability (Note 10(a))	78	30
QB2 variable consideration to IMSA (Note 10(a))	98	—
Other IMSA payable	61	60
Other liabilities	83	20
	$4,354	$3,731

a) Decommissioning and Restoration Provisions and Other Provisions

The following table summarizes the movements in provisions for the year ended December 31, 2021:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other Provisions	Total
As at January 1, 2021	$3,342	$315	$3,657
Settled during the year	(90)	(38)	(128)
Change in discount rate	322	—	322
Change in amount and timing of cash flows	2	75	77
Accretion (Note 9)	151	4	155
Other	(4)	(56)	(60)
Changes in foreign exchange rates	2	(2)	—
As at December 31, 2021	3,725	298	4,023
Less current portion of provisions (Note 17)	(144)	(66)	(210)
Long-term provisions	$3,581	$232	$3,813

During the year ended December 31, 2021, we recorded $73 million (2020 – $101 million) of additional study and environmental costs arising from legal obligations through other provisions.
23.    Provisions and Other Liabilities (continued)

Decommissioning and Restoration Provisions

The decommissioning and restoration provisions represent the present value of estimated costs for required future decommissioning and other site restoration activities. These activities include removal of site structures and infrastructure, recontouring and revegetation of previously mined areas and the management of water and water quality in and around each closed site. The majority of the decommissioning and site restoration expenditures occur near the end of, or after, the life of the related operation.

After the end of the life of certain operations, water quality management costs may extend for periods in excess of 100 years. Our provision for these expenditures was $1.3 billion as at December 31, 2021 (2020 – $1.2 billion), of which $769 million (2020 – $673 million) relates to our steelmaking coal business unit.

For our steelmaking coal operations, the current and future requirements for water quality management are established under a regional permit issued by the provincial government of British Columbia. This permit references the Elk Valley Water Quality Plan (EVWQP). In October 2020, Environment and Climate Change Canada issued a Direction under the Fisheries Act (the Direction) requiring us to undertake certain additional measures to address water quality and fish habitat impacts in the upper Fording River and certain tributaries, and stipulating deadlines for implementation of certain measures contemplated by the EVWQP. The Direction does not require construction of any additional water treatment facilities beyond those already contemplated by the EVWQP, but sets out requirements with respect to water management such as diversions, mine planning, fish monitoring and calcite prevention measures, as well as the installation by December 31, 2030, of a 200-hectare geosynthetic cover trial in the Greenhills creek drainage. Certain of the measures in the Direction, including the cover trial, will require incremental spending beyond that already associated with the EVWQP. The estimated costs of the Direction have been included in our decommissioning and restoration provisions as at December 31, 2021 and 2020.

In 2021, the decommissioning and restoration provisions were calculated using nominal discount rates between 3.86% and 5.35% (2020 – 4.05% and 5.85%). We also used an inflation rate of 2.00% (2020 – 2.00%) in our cash flow estimates. Total decommissioning and restoration provisions include $721 million (2020 – $712 million) in respect of closed operations.

b) Obligation to Neptune Bulk Terminals

Through our cost of services agreement with Neptune Bulk Terminals Inc. (Neptune), we owe amounts to Neptune for any loans entered into by Neptune that are specifically related to funding the assets of our steelmaking coal loading and handling operations. The carrying value of this obligation approximates fair value based on prevailing market interest rates in effect at December 31, 2021. This is considered a Level 2 fair value measurement with significant other observable inputs on the fair value hierarchy (Note 30). The current portion of this obligation is recorded as part of trade accounts payable and other liabilities.